Asset transfers (Details) - Securities repurchase agreements or lending transactions - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities repurchase agreements or lending transactions
Fair value of associated liabilities	£ 23,692	£ 17,975
Debt securities
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 23,781	£ 18,107